Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 375,193	$ 360,211
Alternative minimum tax credits	10,908	10,909
Repurchase reserve	2,098	2,450
Real Alloy Acquisition Costs	1,296
Inventory	641	469
Compensation	873	975
Litigation reserves	134	743
Bad debt	22	164
Other	149	121
Total deferred tax assets	391,314	376,042
Deferred tax liabilities:
Intangible assets and liabilities	624	1,013
Other	35	6
Total deferred tax liabilities	659	1,019
Net deferred tax asset before valuation allowance	390,655	375,023
Deferred tax valuation allowance	(385,551)	(375,029)
Net deferred tax asset (liability)	$ 5,104	$ (6)